Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.003	¥ 0.003
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	20,880,171	11,371,444
Ordinary shares, outstanding	20,880,171	11,371,444